UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

6 Stacy Court, Parsippany, NJ  07054

(Address of Principal Executive Offices)  (Zip Code)

Alfred C. Frank, Frank Capital Partners LLC

6 Stacy Court, Parsippany, NJ  07054

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Frank Value Fund
	Schedule of Investments
	September 30, 2007

Shares		Value

COMMON STOCKS - 90.00%

Air Transportation, Scheduled - 1.67%
885	Pinnacle Airlines Corp. *	$ 14,178

Cable & Other Pay Television Services - 4.20%
714	Liberty Global, Inc. - Class A *	29,288
168	Liberty Global, Inc. - Series C *	6,495
		35,783
Concrete, Gypsum & Plaster Products - 3.21%
728	USG Corp. *	27,336

Crude Petroleum & Natural Gas - 3.50%
2,493	Harvest Natural Resources, Inc. *	29,767

Electric Services - 2.43%
508	Mirant Corp. *	20,665

Electronic Computers - 4.39%
1,355	Dell, Inc. *	37,398

Finance Services - 5.52%
792	American Express Co.	47,022

Fire, Marine & Casualty Insurance - 16.80%
275	Arch Capital Group Ltd. *	20,463
31	Berkshire Hathaway, Inc. - Class B *	122,512
		142,975
Miscellaneous Furniture & Fixtures - 2.20%
1,054	Knoll, Inc.	18,698

Motorcycles, Bicycles & Parts - 2.29%
422	Harley Davidson, Inc.	19,501

Personal Credit Institutions - 3.09%
694	First Marblehead Corp.	26,323

Retail-Home Furniture, Furnishings & Equipment Stores - 2.39%
595	Bed Bath & Beyond, Inc. *	20,302

Retail -Miscellaneous Shopping Goods Stores- 2.28%
903	Staples, Inc.	19,405

Retail-Radio, TV & Consumer Electronics - 2.25%
417	Best Buy Co., Inc.	19,190

Retail-Variety Stores - 3.24%
632	Wal-Mart Stores, Inc.	27,587

Services- Advertising Agencies - 2.82%
1,067	Valueclick, Inc.*	23,965

Services-Business Services - 6.64%
1,275	FTD Group, Inc.	18,972
1,791	Western Union Co.*	37,557
		56,529
Services-Computer Programming - 2.20%
711	Computer Programs & Systems, Inc.	18,742

Services - Consumer Credit Reporting - 4.31%
728	Moody's, Inc.	36,691

Services-Help Supply Services - 2.06%
949	Labor Ready, Inc. *	17,566

Services- Mailing, Reproduction - 2.47%
1121	American Reprographics Co.*	20,985

Services-Prepackaged Software - 6.79%
1,963	Microsoft Corp.	57,830

Water Transportation - 3.23%
5,087	Rand Logistics, Inc. *	27,521

TOTAL FOR COMMON STOCKS (Cost $715,567) - 90.00%		$ 765,958

WARRANTS - 1.15%
8,069	Rand Logistics, Inc. *	$ 9,763

TOTAL FOR WARRANTS (Cost $15,833) - 1.15%		$ 9,763

SHORT TERM INVESTMENTS - 9.28%
79,022	First American Treasury Obligations Fund Class Y 4.36% ** (Cost $79,022)	79,022

TOTAL INVESTMENTS (Cost $810,422) - 100.43%		$ 854,743

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.43)%		(3,656)

NET ASSETS - 100.00%		$ 851,087

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2007.

NOTES TO FINANCIAL STATEMENTS
Frank Value Fund
1. SECURITY TRANSACTIONS

At September 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $810,422 amounted to $44,321, which consisted of aggregate gross unrealized appreciation of $85,005 and aggregate gross unrealized depreciation of $40,684.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Alfred C. Frank, President

 Alfred C. Frank

 President

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Alfred C. Frank, President

Alfred C. Frank

President

Date November 28, 2007

By /s/Brian J. Frank

Brian J. Frank

Treasurer

Date November 28, 2007